CAPITAL AND RESERVES	12 Months Ended
Dec. 31, 2021
Disclosure of reserves within equity [abstract]
CAPITAL AND RESERVES [Text Block]

15. CAPITAL AND RESERVES

A. Share capital and share premium

All Common Shares rank equally with regards to the Company's residual assets. Preference shareholders participate only to the extent of the face value of the shares.

		Share Premium		Non-controlling Interests		Non-redeemable Preference Shares
	Note	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
In issue at beginning of year		21,668	1,265	14,818	-	-	11,750
Issued for cash		26,475	-	-	-	-	-
Conversion		14,818	11,750	(14,818)	-	-	(11,750)
Private placement	4	-	1,588	-	-	-	-
ADL shares	4	-	730	-	-	-	-
Conversion of convertible debt	4	-	250	-	-	-	-
Exercise of stock options		207	2	-	-	-	-
Acquisition of common shares for RSU Plan		(12,644)	-	-	-	-	-
Release of vested common shares from employee benefit trusts		229	-	-	-	-	-
Private placement	16	-	500	-	-	-	-
Warrants issued via Pipe transaction	5	-	5,583	-	-	-	-
Shares issued via Pipe transaction	5	-	-	-	14,818	-	-
In issue at end of year - fully paid		50,753	21,668	-	14,818	-	-
Authorized (thousands of shares)		Unlimited	123,000	Unlimited	123,000	66,000	66,000

Share Consolidation and Share Split

On May 26, 2021, the Company consolidated all of its issued and outstanding Common Shares the basis of one (1) post-consolidation Common Share for each four (4) pre-consolidation Common Shares.

On July 12, 2021, the Company implemented a forward split of all of its issued and outstanding Common Shares on the basis of four (4) post-split Common Shares for each one (1) pre-split Common Share.

i. Non- controlling interests

During 2020, the Company completed the Insight Partners investment whereby Real PIPE issued 17,287 Preferred Units at a price of $1.19 (CAD $1.52) per Preferred Unit were issued along with Warrants. The Company also issued 17,287 Warrants, each exercisable into one common share at a price of $1.48 (CAD $1.9)

On June 28, 2021 all Warrants held by the Insight Partners were exercised for an aggregate gross price of $26.6 million (CAD $32.8 million)

On August 3, 2021, certain the Insight Partners were issued an aggregate of 17,287 Common Shares in the exchange of all of the Insight Partners' Preferred Units.

ii. Private Placement

During 2020, Real raised an aggregate amount of $500 ($665 CAD less customary expenses) by way of a non-brokered private placement of 1,900 common shares at a price of $0.27 ($0.35 CAD) per common share.